Description of Plan	12 Months Ended
Dec. 31, 2025
EBP020 [Member]
Description of Plan [Line Items]
Description of Plan [Text Block]	DESCRIPTION OF PLAN
The following description of The Savings Plan for Graham Holdings Company (the Plan) provides only general information. Participants should refer to the Plan document and Summary Plan Description (SPD) for a more comprehensive description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
General
The Plan is a defined contribution plan that permits eligible employees of Graham Holdings Company, or the Company, and its participating subsidiaries to participate upon hire. The Company is the Plan Sponsor.
The Plan was amended and restated in 2016, at which time The Graham Media Group, Inc. Tax Deferred Savings Plan, or the GMG Plan, and the Savings Plan for GHC Divisions, or the GHC Divisions Plan, collectively referred to as the predecessor plans, were merged to form the Plan. Since 2016, the Plan has been updated through various amendments, including the most recent amendments adopted in 2024 and 2025, as outlined below.
The Plan is administered by the GHC Savings Plan Committee, or the Plan Administrator, whose members are appointed by the Plan Sponsor. Vanguard Fiduciary Trust Company, or VFTC, serves as the Plan’s trustee and recordkeeper. Effective January 1, 2021, the Plan entered into a Master Trust Agreement with VFTC to establish the Graham Holdings Company Master Trust, or the Master Trust.
During 2025 and 2024, the Plan Administrator adopted amendments to the Plan, which are not expected to affect the Plan’s qualified status under ERISA. A number of these amendments became effective in 2024. The Plan was restated in 2024, and the Summary Plan Description was amended effective January 1, 2025, July 1, 2025, and January 1, 2026.
Effective January 1, 2025, the Plan was amended to implement the following changes:
•Updated for 2025 regulatory limits, changes to the Plan’s one eligibility year of service affecting highly compensated employees, designating short-term disability pay as eligible compensation in certain situations, and how account balances between $1,000 and $7,000 and greater than $7,000 can be automatically distributed;
•Allow certain small account balances of terminated participants to be automatically rolled over into an IRA with a third-party vendor, Portability Services Network ("PSN"). Participants have the option to opt out of this auto-portability service; and
•The definition of “Base Salary” was amended to include variable compensation paid by a GMG Company.
Effective January 1, 2024, the Plan was amended to implement the following changes:
•Substantially all employees in this Plan participate in The Retirement Plan for Graham Holdings Company. Accordingly, these employees are not eligible for Company Matching Contributions for participating employers in the Plan;
•Added Roth and Roth catch-up employee contributions as an option to the Plan, and allow rollover contributions to the Plan in the form of Roth contributions;
•Allow participants to elect an In-Plan Roth conversion in accordance with the Plan’s provisions with respect to all or a portion of the vested amounts in the participant’s accounts other than a Roth Contribution Account or a Roth Rollover Account;
•Permit participants to take out one active loan from the Plan at a time;
•Automatically enroll eligible participants who have not made an affirmative election to participate in the Plan at a default of 4% of base salary on a pre-tax basis. The default increases at a rate of 1% on an annual basis not to exceed 10%. Participants may at any time change deferral elections and can opt out of auto-enrollment within a 30-day period. If the participant does not enroll in the Plan when they are first eligible to participate or opt out if automatically enrolled, they may enroll at any time thereafter.
•Additionally, the Plan has a feature wherein participants can elect to have pre-tax deferrals automatically increase at increments of 1%, 2%, or 3% on an annual basis up to the limits established by the Plan. Certain restrictions apply and participants always have the right to opt out or to elect a different rate of increase; and
•Participants may allocate up to 20% of their employee contributions into the Graham Holdings Company Stock Fund, in accordance with the Plan’s provisions.
Effective January 1, 2024, Leaf Group Ltd. (also known as World of Good Brands, or WGB), Saatchi Online, Inc. and Society6, LLC became participating employers in the Plan.
Effective July 1, 2024, Hoover Treated Wood Products, Inc. became a participating employer in the Plan when its plans merged with and into the Plan. Effective with these mergers, $13,052,919 from the Hoover Treated Wood Products, Inc. 401(k) Savings Plan and $6,878,488 from the Hoover Treated Wood Products, Inc. 401(k) Retirement Plan were transferred into the Plan.
Contributions
Each year, participants may contribute a percentage of pre-tax and Roth annual eligible compensation to the Plan at rates specified in the Plan. The total pre-tax and Roth combined contributions, however, is subject to dollar limitations set forth by the Internal Revenue Code ($23,500 in 2025). Participants age 50 or older by the end of the plan year, may make additional pre-tax or Roth 401(k) contributions (of up to $7,500 in 2025) that are called “catch-up” contributions. Participants may also contribute a percentage of after-tax annual eligible compensation to the Plan at rates established by the Plan Administrator.
Contributions to the Berkshire Hathaway Stock Fund may not exceed 25% of a participant’s own contributions to a participant’s account. Exchanges into the Berkshire Hathaway Stock Fund from any other fund(s) may be made only if the resulting investment in the Berkshire Hathaway Stock Fund immediately following the exchange is no more than 25% of the participant’s total account balance.
All investments are participant-directed. If no investment direction is provided, a participant’s contributions will be invested in a Vanguard Target Date Retirement Fund with the target date closest to the year in which the participant reaches age 65. This serves as the Plan’s Qualified Default Investment Alternative (“QDIA”).
Participant Accounts
Each participant’s account is credited with his/her contributions and an allocation of the investment income (losses) and administrative expenses. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined.
Notes Receivable from Participants
Effective 2024, active participants in the Plan are eligible for one active loan at a time from the Plan. Interest rates on loans are based on the prime rate as received by Vanguard from Reuters. Reuters calculates their prime rate through a formula, which includes the average lending rates of the top 30 banks in the United States. General purpose loans have a maximum term of 5 years and principal residence loans have a maximum term of 10 years. A participant may borrow as much as 50% of his or her vested account balance, subject to certain minimum and maximum limitations as defined in the Plan. The minimum loan amount is $1,000 with a maximum of $50,000. Loan processing fees are paid by the participant. As a result of a plan merger or rollovers received, there may be additional participant loans transferred to the Plan and administered in accordance with their terms.
Vesting
Upon enrollment in the Plan, participants are fully vested at all times in all amounts held in their accounts.
Transfers (to) from other Company plans
From time to time, participant accounts are reviewed and transferred into the Company plan that the participant is currently participating in. Additionally, transfers may also occur between the Plan and other Company plans that relate to individuals that move from a Highly Compensated Employee to a Non-Highly Compensated Employee position and vice-versa.
Plan Expenses
Certain costs of administering the Plan are generally paid by the Company and are therefore not reflected in the Plan’s financial statements. Any expenses that are not paid by the Company are paid by the Plan itself. The Plan charges certain expenses directly to each of the participants’ accounts such as recordkeeping and maintenance of the website and phone services to participants. Each of the investment funds incurs investment and administrative expenses that are paid by the fund itself, which reduce the net investment return to participants.
Payment of Benefits
Participants may withdraw their vested account balance in accordance with the Plan document, which provides different rules for hardships, disability and withdrawals based on whether or not the participant has reached age 59 1/2. Upon termination of employment with the Company (including termination due to death, disability, or retirement), participants may receive a lump-sum payment of their entire account balance, net of any outstanding loan balances. Otherwise, distributions generally begin on a participant's required beginning date, which is set by Federal law, and not by the Company. Participants may roll over account balances to individual retirement accounts or another employer’s qualified retirement plan. If a terminated participant with an account balance dies prior to receiving the full value of the account, the account balance will be paid to the participant’s beneficiary or in the absence of an election pursuant to the Plan’s provisions. Account balances of $7,000 (in 2025) or less may not be deferred and are subject to automatic rollover/automatic cash out.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan at any time by action of the Plan Sponsor and Board of Directors subject to the provisions of ERISA. In the event the Plan terminates, participants would receive the full value of their accounts from the Plan.